Summary of significant accounting policies - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 22, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)
Debt Instrument [Line Items]
Cash insured	$ 250,000
Cash balances in bank accounts, uninsured amount	7,410,000	1,070,000
Short-term investments minimum maturity	3 months
Short-term investments maximum maturity	1 year
Allowance for doubtful accounts	103,800	154,400
Advertising expense	242,200	187,500
Research and development costs reimbursed by government agencies	127,500	126,500
Bank credit facility			1,055,000	1,500,000
Reverse stock split	4
Research and development expenditures	867,000	431,000
Reclassification common stock to additional paid in capital		$ 40,836